Note 46 Remuneration system with deferred delivery of shares of non executive directors (Details) - shares		Jun. 30, 2026	Jun. 30, 2025
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated	[1]	41,943	71,356
Theoretical shares accumulated as of 30 june		664,036	705,610
José Miguel Andrés Torrecillas [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated	[1]	6,257	10,930
Theoretical shares accumulated as of 30 june		164,642	158,385
Jaime Caruana Lacorte [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated	[1]	4,489	7,959
Theoretical shares accumulated as of 30 june		118,758	114,269
Enrique Casanueva Nardiz [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated	[1]	3,022	3,894
Theoretical shares accumulated as of 30 june		6,916	3,894
Sonia Lilia Dulá [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated	[1]	3,022	5,279
Theoretical shares accumulated as of 30 june		13,343	10,321
Raúl Galamba de Oliveira [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated	[1]	5,120	8,944
Theoretical shares accumulated as of 30 june		54,255	49,135
Belén Garijo López [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated	[1]	3,420	6,598
Theoretical shares accumulated as of 30 june		120,611	117,191
Connie Hedegaard [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated	[1]	1,952	3,410
Theoretical shares accumulated as of 30 june		12,539	10,587
Lourdes Maiz Carro [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated	[1],[2]	2,381	4,159
Theoretical shares accumulated as of 30 june	[2]	0	81,136
Jorge Montalbo Todolí
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated	[1],[3]	0	0
Theoretical shares accumulated as of 30 june	[3]	0	0
Cristina de Parias Halcón
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated	[1]	2,181	2,915
Theoretical shares accumulated as of 30 june		5,096	2,915
Ana Peralta Moreno [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated	[1]	2,381	4,159
Theoretical shares accumulated as of 30 june		54,253	51,872
Ana Revenga Shanklin [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated	[1]	3,857	6,364
Theoretical shares accumulated as of 30 june		41,382	37,525
Carlos Salazar Lomelín [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated	[1]	1,716	2,998
Theoretical shares accumulated as of 30 june		25,726	24,010
Jan Verplancke [Member]
Fixed remuneration system with deferred delivery of shares of non executive directors [Line Items]
Theoretical shares allocated	[1]	2,145	3,747
Theoretical shares accumulated as of 30 june		46,515	44,370

[1]
(1) The number of theoretical shares allocated has been calculated according to the average closing price of the BBVA share during the 60 trading sessions prior to the dates of the General Shareholders' Meetings of March 20, 2026 and March 21, 2025 which were €20.00 and €11.45 per share, respectively.

[2]
(2) Director who ceased to hold office on March 20, 2026. In application of the system, after the end of her term of office, she received a total of 83,517 BBVA shares, which is equivalent to the total number of theoretical shares accumulated up to that date.

[3]	(3) Director appointed by the General Shareholders' Meeting held on March 20, 2026, therefore the allocation of theoretical shares is not due until 2027.